JPMorgan Investor Growth and Income Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan Investor Growth and Income Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 543
Expense Example, No Redemption, 3 Years	743
Expense Example, No Redemption, 5 Years	960
Expense Example, No Redemption, 10 Years	1,584
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	150
Expense Example, No Redemption, 3 Years	465
Expense Example, No Redemption, 5 Years	803
Expense Example, No Redemption, 10 Years	1,622
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	74
Expense Example, No Redemption, 3 Years	230
Expense Example, No Redemption, 5 Years	401
Expense Example, No Redemption, 10 Years	$ 894